Cover	Oct. 17, 2021
Cover [Abstract]
Entity Registrant Name	Crucial Innovations Corp.
Entity Central Index Key	0001766016
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 17, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-229638
Entity Tax Identification Number	98-1446012
Entity Address Address Line 1	120 Moorgate
Entity Address City Or Town	London
Entity Address Country	GB
Entity Address Postal Zip Code	EC2M 6UR
City Area Code	44(0)207
Local Phone Number	043-1541
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false